Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Significant Accounting Policies
Schedule of assets and liabilities measured at fair value on a recurring basis

As of December 31, 2023

				Balance at
Assets	Level 1	Level 2	Level 3	fair value
	RMB’000	RMB’000	RMB’000	RMB’000
Wealth management products	—	29,873	—	29,873
Investments accounted for at fair value	—	—	58,391	58,391

As of December 31, 2024

				Balance at
Assets	Level 1	Level 2	Level 3	fair value
	RMB’000	RMB’000	RMB’000	RMB’000
Wealth management products	—	41,947	—	41,947
Investments accounted for at fair value	—	—	53,580	53,580

Schedule of estimated useful lives of property and equipment, net

Estimated useful life
Electronic equipment and computers	3 years
Office furniture and equipment	3-5 years
Leasehold improvement	Lesser of the term of the lease or the estimated useful lives of the leasehold improvement

Schedule of revenue disaggregated by the major service lines

	For the year ended December 31,
	2022	2023	2024
	RMB’000	RMB’000	RMB’000

Online advertising services	221,620	238,701	180,609
Enterprise value‑added services
Consulting	43,200	40,581	18,774
Online/offline events	15,475	22,776	12,481
Integrated marketing	6,639	3,171	888
Advertisement agent services	7,326	769	689
Revenue for Enterprise value‑added services	72,640	67,297	32,832
Subscription services
Institutional investor subscription services	27,095	26,417	15,607
Individual subscription services	719	7,620	2,021
Enterprise subscription services	423	150	1
Revenue for Subscription services	28,237	34,187	17,629
Total revenue	322,497	340,185	231,070